VictoryShares US EQ Income Enhanced Volatility Wtd ETF Expense Example - VictoryShares US EQ Income Enhanced Volatility Wtd ETF - VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	$ 477